SUBSEQUENT EVENTS (Details Textual) $ in Millions	Mar. 29, 2019 USD ($)	Jan. 16, 2019	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Oct. 31, 2016
Disclosure of subsequent events [Line Items]
Issued capital			$ 480,914	$ 480,914
Percentage of voting equity interests acquired					50.00%
Arval Relsa [Member]
Disclosure of subsequent events [Line Items]
Issued capital	$ 21,893
Percentage of voting equity interests acquired		100.00%